Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower Emerging Markets Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.42%
Empower Emerging Markets Equity Fund - Institutional Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
Empower Emerging Markets Equity Fund - Institutional Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Emerging Markets Equity Fund - Institutional Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Emerging Markets Equity Fund - Institutional Class | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Emerging Markets Equity Fund - Institutional Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Emerging Markets Equity Fund - Institutional Class | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower Emerging Markets Equity Fund - Institutional Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower Emerging Markets Equity Fund - Institutional Class | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Emerging Markets Equity Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower Emerging Markets Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Emerging Markets Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower Emerging Markets Equity Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Emerging Markets Equity Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Emerging Markets Equity Fund - Institutional Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Emerging Markets Equity Fund - Institutional Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Emerging Markets Equity Fund - Institutional Class | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Emerging Markets Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	22.28%
Empower Emerging Markets Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	15.56%
Empower Emerging Markets Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.44%
Empower Emerging Markets Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower Emerging Markets Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.21%
Empower Emerging Markets Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.72%
Empower Emerging Markets Equity Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.94%
Empower Emerging Markets Equity Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower Emerging Markets Equity Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	11.42%
Empower Emerging Markets Equity Fund - Investor Class | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
Empower Emerging Markets Equity Fund - Investor Class | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Empower Emerging Markets Equity Fund - Investor Class | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Empower Emerging Markets Equity Fund - Investor Class | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.92%
Empower Emerging Markets Equity Fund - Investor Class | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower Emerging Markets Equity Fund - Investor Class | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
Empower Emerging Markets Equity Fund - Investor Class | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower Emerging Markets Equity Fund - Investor Class | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Empower Emerging Markets Equity Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Empower Emerging Markets Equity Fund - Investor Class | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Emerging Markets Equity Fund - Investor Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.48%
Empower Emerging Markets Equity Fund - Investor Class | MEXICO
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Emerging Markets Equity Fund - Investor Class | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Emerging Markets Equity Fund - Investor Class | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Emerging Markets Equity Fund - Investor Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower Emerging Markets Equity Fund - Investor Class | POLAND
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Emerging Markets Equity Fund - Investor Class | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Emerging Markets Equity Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	22.28%
Empower Emerging Markets Equity Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	15.56%
Empower Emerging Markets Equity Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.44%
Empower Emerging Markets Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower Emerging Markets Equity Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.21%
Empower Emerging Markets Equity Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.72%
Empower Emerging Markets Equity Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.94%
Empower Emerging Markets Equity Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Empower International Growth Fund - Institutional Class | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Empower International Growth Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower International Growth Fund - Institutional Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower International Growth Fund - Institutional Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Institutional Class | Hong Kong Exchanges & Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
Empower International Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower International Growth Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower International Growth Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Empower International Growth Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower International Growth Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Growth Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower International Growth Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.59%
Empower International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.91%
Empower International Growth Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.99%
Empower International Growth Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower International Growth Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower International Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower International Growth Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower International Growth Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Growth Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Growth Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Growth Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.45%
Empower International Growth Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower International Growth Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.72%
Empower International Growth Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower International Growth Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower International Growth Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower International Growth Fund - Investor Class | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Empower International Growth Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Empower International Growth Fund - Investor Class | Safran SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower International Growth Fund - Investor Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Investor Class | Hong Kong Exchanges & Clearing Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
Empower International Growth Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower International Growth Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower International Growth Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
Empower International Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.69%
Empower International Growth Fund - Investor Class | CHINA
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower International Growth Fund - Investor Class | INDIA
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Growth Fund - Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	1.05%
Empower International Growth Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower International Growth Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.59%
Empower International Growth Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.91%
Empower International Growth Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.99%
Empower International Growth Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.25%
Empower International Growth Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower International Growth Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.35%
Empower International Growth Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower International Growth Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.08%
Empower International Growth Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.80%
Empower International Growth Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	1.99%
Empower International Growth Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Growth Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.45%
Empower International Growth Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.31%
Empower International Growth Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.72%
Empower International Growth Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower International Growth Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.67%
Empower International Growth Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Empower International Index Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Index Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Index Fund - Institutional Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Index Fund - Institutional Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Index Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Index Fund - Institutional Class | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower International Index Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower International Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower International Index Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
Empower International Index Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower International Index Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower International Index Fund - Institutional Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Index Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.21%
Empower International Index Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.55%
Empower International Index Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.93%
Empower International Index Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.64%
Empower International Index Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.25%
Empower International Index Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.28%
Empower International Index Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower International Index Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.59%
Empower International Index Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower International Index Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower International Index Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower International Index Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower International Index Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower International Index Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.08%
Empower International Index Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Index Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Index Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Index Fund - Investor Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Index Fund - Investor Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Empower International Index Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower International Index Fund - Investor Class | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower International Index Fund - Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower International Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower International Index Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
Empower International Index Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Empower International Index Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower International Index Fund - Investor Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower International Index Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.21%
Empower International Index Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.55%
Empower International Index Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.93%
Empower International Index Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.64%
Empower International Index Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.25%
Empower International Index Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.28%
Empower International Index Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.07%
Empower International Index Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.59%
Empower International Index Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.03%
Empower International Index Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.54%
Empower International Index Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.83%
Empower International Index Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower International Index Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower International Index Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.08%
Empower International Index Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
Empower International Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower International Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Value Fund - Institutional Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower International Value Fund - Institutional Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower International Value Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Institutional Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Value Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower International Value Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Value Fund - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Value Fund - Institutional Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
Empower International Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower International Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.28%
Empower International Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.99%
Empower International Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.93%
Empower International Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.19%
Empower International Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.72%
Empower International Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.34%
Empower International Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower International Value Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.82%
Empower International Value Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Institutional Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Value Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower International Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Value Fund - Institutional Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower International Value Fund - Institutional Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.62%
Empower International Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.01%
Empower International Value Fund - Investor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower International Value Fund - Investor Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
Empower International Value Fund - Investor Class | Franco-Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower International Value Fund - Investor Class | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Investor Class | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower International Value Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
Empower International Value Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
Empower International Value Fund - Investor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower International Value Fund - Investor Class | Legrand SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower International Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.40%
Empower International Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.46%
Empower International Value Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.28%
Empower International Value Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.99%
Empower International Value Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.93%
Empower International Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Value Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.69%
Empower International Value Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.19%
Empower International Value Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.72%
Empower International Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Total Investments	3.34%
Empower International Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower International Value Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.82%
Empower International Value Fund - Investor Class | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.53%
Empower International Value Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.29%
Empower International Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Investor Class | NORWAY
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower International Value Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower International Value Fund - Investor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower International Value Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower International Value Fund - Investor Class | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower International Value Fund - Investor Class | Countries Less Than 1% [Member]
Holdings [Line Items]
Percent of Total Investments	3.62%